Summary of Significant Accounting Policies - Intangible Assets (Details)	9 Months Ended
Sep. 30, 2022
Supplier agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life, finite-lived intangible assets	15 months
Supplier agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life, finite-lived intangible assets	15 years
Channel partner relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life, finite-lived intangible assets	6 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life, finite-lived intangible assets	7 years